Employee Benefits, Net Periodic Benefit Cost and Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	$ 52	$ 512	$ 1,116
Amortization of net actuarial gain (loss)	(153)	(122)	(74)
Total recognized in other comprehensive income	(106)	398	1,042
Pension benefits qualified [Member]
Components of net periodic benefit cost [Abstract]
Service cost	3	2	1
Interest cost	422	429	465
Expected return on plan assets	(608)	(644)	(629)
Amortization of net actuarial loss (gain)	146	108	91
Amortization of prior service credit	0	0	0
Settlement loss	5	0	0
Curtailment gain	0	0	0
Net periodic benefit cost	(32)	(105)	(72)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	302	560	881
Amortization of net actuarial gain (loss)	(146)	(108)	(91)
Prior service cost (credit)	0	0	0
Amortization of prior service credit	0	0	0
Settlement	(5)	0	0
Total recognized in other comprehensive income	151	452	790
Total recognized in net periodic benefit cost and other comprehensive income	119	347	718
Pension benefits nonqualified [Member]
Components of net periodic benefit cost [Abstract]
Service cost	0	0	0
Interest cost	26	25	27
Expected return on plan assets	0	0	0
Amortization of net actuarial loss (gain)	12	18	11
Amortization of prior service credit	0	0	0
Settlement loss	2	13	2
Curtailment gain	0	0	0
Net periodic benefit cost	40	56	40
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	9	(25)	89
Amortization of net actuarial gain (loss)	(12)	(18)	(11)
Prior service cost (credit)	0	0	0
Amortization of prior service credit	0	0	0
Settlement	(2)	(13)	(2)
Total recognized in other comprehensive income	(5)	(56)	76
Total recognized in net periodic benefit cost and other comprehensive income	35	0	116
Other benefits [Member]
Components of net periodic benefit cost [Abstract]
Service cost	0	6	7
Interest cost	39	42	42
Expected return on plan assets	(30)	(35)	(36)
Amortization of net actuarial loss (gain)	(5)	(4)	(28)
Amortization of prior service credit	(2)	(3)	(2)
Settlement loss	0	0	0
Curtailment gain	0	(43)	0
Net periodic benefit cost	2	(37)	(17)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	(82)	(23)	146
Amortization of net actuarial gain (loss)	5	4	28
Prior service cost (credit)	(177)	18	0
Amortization of prior service credit	2	3	2
Settlement	0	0	0
Total recognized in other comprehensive income	(252)	2	176
Total recognized in net periodic benefit cost and other comprehensive income	$ (250)	$ (35)	$ 159